Shareholder Report, Holdings (Details)	Dec. 31, 2024
Madison Aggregate Bond ETF | United States Treasury Note/Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.20%
Madison Aggregate Bond ETF | Federal National Mortgage Association [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.70%
Madison Aggregate Bond ETF | Federal Home Loan Mortgage Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.50%
Madison Aggregate Bond ETF | GE HealthCare Technologies, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Madison Aggregate Bond ETF | Towd Point Mortgage Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Madison Aggregate Bond ETF | Morgan Stanley [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Madison Aggregate Bond ETF | Citigroup, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Madison Aggregate Bond ETF | AerCap Ireland Capital DAC / AerCap Global Aviation Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Madison Aggregate Bond ETF | AbbVie, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Madison Aggregate Bond ETF | Energy Transfer LP [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Madison Aggregate Bond ETF | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Madison Aggregate Bond ETF | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Madison Aggregate Bond ETF | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.00%
Madison Aggregate Bond ETF | Corporate Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.90%
Madison Aggregate Bond ETF | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.20%
Madison Aggregate Bond ETF | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Madison Covered Call ETF | Las Vegas Sands Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Madison Covered Call ETF | Alphabet, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Madison Covered Call ETF | PayPal Holdings, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Madison Covered Call ETF | Adobe, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Madison Covered Call ETF | Accenture PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Madison Covered Call ETF | Constellation Brands, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Madison Covered Call ETF | Medtronic PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Madison Covered Call ETF | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Madison Covered Call ETF | Comcast Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Madison Covered Call ETF | Abbott Laboratories [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Madison Covered Call ETF | Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.40%
Madison Covered Call ETF | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%
Madison Covered Call ETF | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
Madison Covered Call ETF | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Madison Covered Call ETF | Communications [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Madison Covered Call ETF | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Madison Covered Call ETF | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Madison Covered Call ETF | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Madison Covered Call ETF | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Madison Covered Call ETF | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
Madison Dividend Value ETF | Morgan Stanley [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Madison Dividend Value ETF | Blackrock, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Madison Dividend Value ETF | Automatic Data Processing, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Madison Dividend Value ETF | Honeywell International, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Madison Dividend Value ETF | CME Group, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Madison Dividend Value ETF | Home Depot, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Madison Dividend Value ETF | Texas Instruments, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Madison Dividend Value ETF | Fastenal Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Madison Dividend Value ETF | JPMorgan Chase & Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Madison Dividend Value ETF | Lowe’s Cos., Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Madison Dividend Value ETF | Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Madison Dividend Value ETF | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
Madison Dividend Value ETF | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Madison Dividend Value ETF | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.60%
Madison Dividend Value ETF | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.70%
Madison Dividend Value ETF | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Madison Dividend Value ETF | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Madison Dividend Value ETF | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Madison Dividend Value ETF | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Madison Dividend Value ETF | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Madison Short-Term Strategic Income ETF | United States Treasury Note/Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Madison Short-Term Strategic Income ETF | Federal National Mortgage Association [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
Madison Short-Term Strategic Income ETF | Federal Home Loan Mortgage Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Madison Short-Term Strategic Income ETF | GE HealthCare Technologies, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Madison Short-Term Strategic Income ETF | Towd Point Mortgage Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Madison Short-Term Strategic Income ETF | Bank of America Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Madison Short-Term Strategic Income ETF | Discover Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Madison Short-Term Strategic Income ETF | PNC Financial Services Group, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Madison Short-Term Strategic Income ETF | Fifth Third Bancorp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Madison Short-Term Strategic Income ETF | Oracle Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Madison Short-Term Strategic Income ETF | Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Madison Short-Term Strategic Income ETF | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Madison Short-Term Strategic Income ETF | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.00%
Madison Short-Term Strategic Income ETF | Communications [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Madison Short-Term Strategic Income ETF | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Madison Short-Term Strategic Income ETF | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Madison Short-Term Strategic Income ETF | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
Madison Short-Term Strategic Income ETF | Mortgage Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.90%
Madison Short-Term Strategic Income ETF | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Madison Short-Term Strategic Income ETF | Government [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%